CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Jan. 26, 2022	Dec. 31, 2021
EQUITY
Common shares, shares issued (in shares)	53,702,846	53,688,462			1,010,000
Common shares, shares outstanding (in shares)	53,702,846	53,688,462	53,688,462
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00